Lease Obligations (Details) - Schedule of future minimum rental payments under noncancelable operating lease arrangements $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of future minimum rental payments under noncancelable operating lease arrangements [Abstract]
2022	$ 18,813
2023	16,473
2024	14,596
2025	14,347
2026	14,317
Thereafter	34,279
Total minimum payments	112,825
Less: Imputed interest	13,915
Present value of lease liabilities	$ 98,910